Item 1. Report to Shareholders

T. Rowe  Price California Tax-Free Bond Fund
--------------------------------------------------------------------------------
August  31, 2004

Certified Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price California Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]

CALIFORNIA TAX-FREE BOND FUND
--------------------------------------------------------------------------------
As of 8 /31/04

California Tax-Free Bond Fund   $18,220
Lipper California Municipal Debt Funds Average   $17,554
Lehman Brothers Municipal Bond Index   $18,871



                                 Lehman              Lipper
                               Brothers          California          California
                              Municipal      Municipal Debt            Tax-Free
                             Bond Index       Funds Average           Bond Fund

8/31/94                        $ 10,000            $ 10,000            $ 10,000
8/31/95                          10,887              10,716              10,779
8/31/96                          11,457              11,345              11,458
8/31/97                          12,516              12,383              12,493
8/31/98                          13,599              13,450              13,603
8/31/99                          13,667              13,276              13,539
8/31/00                          14,592              14,197              14,515
8/31/01                          16,080              15,516              15,950
8/31/02                          17,083              16,180              16,678
8/31/03                          17,619              16,405              17,094
8/31/04                          18,871              17,554              18,220


Average Annual Compound Total Return
--------------------------------------------------------------------------------

Periods Ended 8/31/04                       1 Year        5 Years       10 Years
--------------------------------------------------------------------------------

California Tax-Free Bond Fund                6.59%          6.12%          6.18%

Lehman Brothers Municipal
Bond Index                                    7.11           6.67           6.56

Lipper California Municipal Debt
Funds Average                                 7.04           5.65           5.78

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price California Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

FUND PROFILE
--------------------------------------------------------------------------------

Portfolio Characteristics
--------------------------------------------------------------------------------

                                                          8/31/03        8/31/04

Price Per Share                                            $10.85         $11.06

30-Day Standardized Yield to Maturity                       3.73%          3.42%

Weighted Average Maturity (years)                            15.2           14.3

Weighted Average Effective Duration (years)                   7.0            5.5

Note: Yields will vary and are not guaranteed.


Portfolio Diversification
--------------------------------------------------------------------------------

                                                       Percent of     Percent of
                                                       Net Assets     Net Assets
                                                          8/31/03        8/31/04
--------------------------------------------------------------------------------

Lease Revenue                                               18.5%          19.7%

Dedicated Tax Revenue                                        12.5           12.7

Electric Revenue                                              9.0           11.7

Hospital Revenue                                             11.8            9.9

General Obligation - Local                                    8.5            6.3

Air and Sea Transportation Revenue                            7.1            6.3

Escrowed to Maturity                                          4.8            5.7

Educational Revenue                                           6.0            5.0

Housing Finance Revenue                                       6.3            4.4

Prerefunded Bonds                                             3.6            4.0

Water and Sewer Revenue                                       5.3            3.2

General Obligation - State                                    0.6            2.8

Solid Waste Revenue                                           1.7            2.1

All Other Sectors                                             3.2            5.7

Other Assets Less Liabilities                                 1.1            0.5
--------------------------------------------------------------------------------

Total                                                      100.0%         100.0%

--------------------------------------------------------------------------------

Quality Diversification
--------------------------------------------------------------------------------

                                                      Percent of     Percent of
                                                       Net Assets     Net Assets
                                                          8/31/03        8/31/04
--------------------------------------------------------------------------------

AAA                                                         60.8%          53.5%

AA                                                           13.5           13.6

A                                                            15.3           20.4

BBB                                                           4.0            5.5

BB and Below                                                  0.0            0.0

Not Rated                                                     6.4            7.0
--------------------------------------------------------------------------------

Total                                                      100.0%         100.0%

Source: Standard & Poor's; if Standard & Poor's does not rate a security, then Moody's Investors Service is used as a secondary source.

T. Rowe Price California Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Fund Expense Example
--------------------------------------------------------------------------------

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs such as redemption fees or sales loads and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table ("Actual") provides information about actual account values and actual expenses. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table ("Hypothetical") is based on hypothetical account values and expenses derived from the fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund's actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual small-account maintenance fee of $10, generally for accounts with less than $2,000 ($500 for UGMA/UTMA). The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more, accounts employing automatic investing, and IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price (although a separate custodial or administrative fee may apply to such accounts). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. Rowe Price California Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Fund Expense Example (Continued)
--------------------------------------------------------------------------------

                                                                   Expenses Paid
                                    Beginning           Ending    During Period*
                                Account Value    Account Value         3/1/04 to
                                       3/1/04          8/31/04           8/31/04
--------------------------------------------------------------------------------

Actual                                 $1,000        $1,001.40             $2.68

Hypothetical (assumes 5%
return before expenses)                $1,000        $1,022.53             $2.70


* Expenses are equal to the fund's annualized expense ratio for the six-month period (0.53%), multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by the days in the year (365) to reflect the half-year period.

T. Rowe Price California Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------

                           6 Months     Year
                              Ended    Ended
                            8/31/04  2/29/04  2/28/03  2/28/02  2/28/01  2/29/00

NET ASSET VALUE

Beginning of period          $11.29   $11.15   $10.94   $10.82   $10.11   $10.96

Investment activities

  Net investment
  income (loss)                0.24     0.48     0.50     0.51     0.53     0.52

  Net realized
  and unrealized
  gain (loss)                (0.23)     0.15     0.21     0.12     0.71   (0.84)

  Total from
  investment activities        0.01     0.63     0.71     0.63     1.24   (0.32)

Distributions

  Net investment income      (0.24)   (0.48)   (0.50)   (0.51)   (0.53)   (0.52)

  Net realized gain               -   (0.01)        -        -        -   (0.01)

  Total distributions        (0.24)   (0.49)   (0.50)   (0.51)   (0.53)   (0.53)

NET ASSET VALUE

End of period                $11.06   $11.29   $11.15   $10.94   $10.82   $10.11
                             ---------------------------------------------------
Ratios/Supplemental Data

Total return^                 0.14%    5.84%    6.63%    5.96%   12.55%  (2.94)%

Ratio of total
expenses to
average net assets           0.53%!    0.53%    0.53%    0.54%    0.54%    0.56%

Ratio of net
investment
income (loss)
to average
net assets                   4.37%!    4.38%    4.52%    4.71%    5.04%    4.99%

Portfolio turnover
rate                         37.8%!    19.9%    28.5%    39.0%    37.7%    40.8%

Net assets,
end of period
(in thousands)            $260,411  $270,441 $275,303 $256,170 $237,776 $211,898


 ^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

 ! Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price California Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                          August 31, 2004

Portfolio of Investments (1)                              $ Par            Value
--------------------------------------------------------------------------------
(Amounts in 000s)

CALIFORNIA  92.8%

Antioch PFA, 5.85%, 9/2/15                                2,350            2,511

Brea Redev. Agency, 6.00%, 3/1/22                         1,215            1,260

California

    VRDN (Currently 1.34%)                                1,400            1,400

  Economic Recovery, 5.00%, 7/1/23
  (Tender 7/1/07)                                         3,275            3,538

California, GO

    5.375%, 6/1/26 (FGIC Insured)                         1,500            1,574

    5.50%, 11/1/33                                        2,500            2,644

    5.65%, 6/1/30                                           500              537

California Dept. of Veteran Affairs,
5.50%, 12/1/19 #                                          2,625            2,781

California Dept. of Water Resources

    7.00%, 12/1/11                                        1,265            1,567

    7.00%, 12/1/11 (Escrowed to Maturity)                   465              581

    7.00%, 12/1/12                                          730              917

    7.00%, 12/1/12 (Escrowed to Maturity)                   270              341

  Power Supply

    VRDN (Currently 1.33%)                                  200              200

    5.25%, 5/1/09 (MBIA Insured)                          3,000            3,336

    5.50%, 5/1/14 (AMBAC Insured)                         3,750            4,230

    5.75%, 5/1/17                                         1,300            1,465

California EFA

  Loyola Marymount, Zero Coupon, 10/1/13
  (Prerefunded 10/1/09!) (MBIA Insured)                   4,000            2,770

  Santa Clara Univ., 5.00%, 9/1/23 (MBIA Insured)         1,000            1,081

  Scripps College, 5.25%, 8/1/21                          2,000            2,104

  Univ. of Southern California, 5.50%, 10/1/27            3,545            3,801

California Fin. Auth., PCR, Waste Management

    5.00%, 6/1/18 (Tender 6/1/08)                         2,100            2,218

    5.01%, 6/1/18 (Tender 6/1/08)                         1,000            1,051

California HFA

  Adventist Health System/West

    VRDN (Currently 1.33%) (MBIA Insured)                 2,230            2,230

  Cedars-Sinai Medical Center, 6.125%, 12/1/19            2,000            2,187

  Sisters of Charity of Leavenworth
  VRDN (Currently 1.33%)                                  3,000            3,000

  Sutter Health, 6.25%, 8/15/31                           2,000            2,206

  Unit Rental, 6.70%, 8/1/15                              1,100            1,101

  California Home Mortgage
  5.85%, 8/1/16 (MBIA Insured)                              835              888

California Infrastructure & Economic Dev. Bank

  Gladstone Institutes, 5.25%, 10/1/34                    2,500            2,497

  Kaiser Permanente, 5.55%, 8/1/31                        2,500            2,570

  Scripps Research Institute, 5.75%, 7/1/30               1,000            1,048

California Muni Fin. Auth. IDRB, Waste Management
4.10%, 9/1/14 (Tender 9/1/09) #                           2,000            2,003

California Pollution Control Fin. Auth.,
PCR, 3.50%, 12/1/23 (Tender 6/1/07)
(FGIC Insured) #                                          2,000            2,057

California Public Works Board

    5.25%, 3/1/21 (AMBAC Insured)                         2,455            2,616

    5.50%, 6/1/23                                           500              531

    6.875%, 11/1/14 (Prerefunded 11/1/04!) ++             1,000            1,029

  Dept. of Corrections

     5.25%, 6/1/28                                        1,000            1,025

     5.50%, 6/1/23                                        2,000            2,120

  Univ. of California Regents, 5.50%, 6/1/14              2,000            2,261

California Statewide CDA

  Kaiser Permanente

    2.30%, 4/1/34 (Tender 5/1/07)                         2,000            1,997

    3.70%, 11/1/29 (Tender 6/1/05)                        1,000            1,015

    5.50%, 11/1/32                                        2,750            2,806

  Memorial Health Services, 6.00%, 10/1/23                2,000            2,137

  Sutter Health, 5.50%, 8/15/28                           1,430            1,481

California Tobacco Securitization Agency,
Tobacco Gold Country Funding, 5.75%, 6/1/27                 470              424

California Univ. & Colleges, 5.50%,
11/1/16 (AMBAC Insured)                                   1,500            1,698

Capistrano Unified School Dist. No. 90-2

    5.875%, 9/1/23                                        1,000            1,030

    6.00%, 9/1/32                                         1,250            1,275

Castaic Lake Water Agency

    7.00%, 8/1/12 (MBIA Insured)                          1,000            1,244

    7.00%, 8/1/13 (MBIA Insured)                          1,700            2,140

Castaic Union School Dist., GO, Zero Coupon,
5/1/18 (FGIC Insured)                                     4,175            2,205

Central Unified School Dist., 3.50%,
1/1/35 (Tender 1/1/05) (AMBAC Insured)                    2,500            2,518

Chula Vista, Multi-Family, 7.50%, 1/1/32 #                4,070            3,858

Chula Vista IDRB, PCR, San Diego Gas & Electric
5.50%, 12/1/21 #                                          3,000            3,154

Corona Redev. Agency, 6.25%, 9/1/13 (FGIC Insured)        1,000            1,020

Csuci Fin. Auth., 2.50%, 8/1/34 (Tender 8/1/07)           3,000            3,018

Dry Creek Joint Elementary School Dist., GO
Zero Coupon, 8/1/14 (FSA Insured)                         1,340              888

East Palo Alto Redev. Agency,
Univ. Circle Gateway/101 Corridor
6.625%, 10/1/29                                           1,500            1,601

Folsom, Community Fac. Dist. No. 10,
5.875%, 9/1/28                                            1,000            1,006

Foothill / Eastern Transportation Corridor Agency

    Zero Coupon, 1/1/17 (Escrowed to Maturity)            2,000            1,164

  STEP, 0%, 1/1/17 (Escrowed to Maturity)                 1,000            1,088

Golden State Tobacco Securitization Corp.,
Tobacco Settlement 5.625%, 6/1/38                         5,500            5,690

Huntington Parkk Pub Fin. Auth.
5.25%, 9/1/18 (FSA Insured)                               1,275            1,427

Inland Empire Solid Waste Fin. Auth., 6.25%,
8/1/11 (Escrowed to Maturity) (FSA Insured) #             1,000            1,135

Intermodal Container Transfer Fac., Long Beach
Harbor 5.75%, 11/1/14 (AMBAC Insured)                     1,500            1,756

Jefferson Union High School Dist., GO

    6.45%, 8/1/25 (MBIA Insured)                          1,250            1,571

    6.45%, 8/1/29 (MBIA Insured)                          1,000            1,261

Kern County Union High School Dist., 7.00%, 8/1/10
(Escrowed to Maturity) (MBIA Insured)                     1,000            1,227

Lincoln Community Fac. Dist. No. 2003-1,
6.00%, 9/1/34                                               500              507

Long Beach Harbor

    5.25%, 5/15/23 #                                      3,000            3,108

    5.50%, 5/15/16 (MBIA Insured) #                       2,500            2,748

    6.00%, 5/15/17 (FGIC Insured) #                       1,000            1,166

Los Angeles County, Marina del Rey,
COP, 6.50%, 7/1/08                                          825              843

Los Angeles County Metropolitan Transportation
Auth. 6.00%, 7/1/26 (Prerefunded 7/1/06!)
(MBIA Insured)                                            2,000            2,182

Los Angeles County Public Works Fin. Auth.,
Rowland Heights 5.50%, 10/1/18 (FSA Insured)              1,500            1,729

Los Angeles Harbor

    5.50%, 8/1/19 (AMBAC Insured) #                       2,000            2,170

    7.60%, 10/1/18 (Escrowed to Maturity)                 3,895            4,940

Los Angeles Unified School Dist., GO

    VRDN (Currently 1.33%) (FSA Insured)                  1,000            1,000

    5.375%, 7/1/25 (FGIC Insured)                         1,500            1,574

Los Angeles Wastewater Systems,
5.00%, 6/1/25 (FGIC Insured)                              2,500            2,566

Midpeninsula Regional Open Space Auth.
5.90%, 9/1/14 (AMBAC Insured)                             1,250            1,362

Modesto Irrigation Dist., 6.00%,
10/1/15 (MBIA Insured)                                    1,500            1,644

Mojave Water Agency Improvement Dist.,
Morongo, GO 5.75%, 9/1/15 (FGIC Insured)                  2,000            2,180

Newport Beach, Hoag Memorial Hosp.,
VRDN (Currently 1.37%)                                      300              300

Orange County

    10.12%, 7/1/19 (MBIA Insured)                         6,000            7,023

    COP, 6.00%, 7/1/26 (MBIA Insured)                     3,070            3,326

Orange County Community Fac. Dist.,
Ladera Ranch No. 01-1 6.00%, 8/15/32                      1,000            1,025

Orchard School Dist., 6.50%, 8/1/19
(Prerefunded 8/1/05!) (FGIC Insured)                      1,000            1,067

Pasadena, 6.25%, 1/1/18                                   2,875            3,392

Placentia PFA, 5.75%, 9/1/15 (AMBAC Insured)              3,160            3,707

Placentia-Yorba Linda Unified School Dist., GO
5.375%, 8/1/18 (FGIC Insured)                             1,000            1,111

Pomona Unified School Dist., GO, 6.15%,
8/1/15 (MBIA Insured)                                     1,000            1,188

Port of Oakland, 5.75%, 11/1/29 (FGIC Insured) #          5,000            5,376

Poway Community Fac., Dist. No. 88-1,
6.75%, 8/15/15                                              800              895

Riverside California Community College Dist., GO
5.50%, 8/1/29 (MBIA Insured)                              3,250            3,518

Riverside County, COP, 6.00%, 12/1/12
(Prerefunded 12/1/04!) (MBIA Insured)                     1,000            1,022

Riverside County PFA, 5.625%, 10/1/33                     1,400            1,415

Sacramento City Fin. Auth.

    5.00%, 12/1/26 (AMBAC Insured)                        2,000            2,039

    5.40%, 11/1/20                                        6,000            6,649

    5.625%, 6/1/30                                        1,350            1,459

  Sacramento Hotel & Convention Center,
  6.25%, 1/1/30                                           1,500            1,510

Sacramento County, COP, 6.375%,
10/1/14 (AMBAC Insured)                                   1,000            1,024

Sacramento Municipal Utility Dist.

    5.25%, 8/15/16 (FSA Insured)                          1,500            1,653

    5.25%, 8/15/18 (FSA Insured)                          4,155            4,561

Saddleback Valley Unified School PFA,
6.00%, 9/1/15 (FSA Insured)                               1,375            1,642

San Francisco Bay Area Rapid Transit

    5.25%, 7/1/16 (AMBAC Insured)                         1,070            1,177

    5.25%, 7/1/18                                         1,380            1,494

San Jose, El Parador Apartments, 6.10%,
1/1/31 #                                                  1,765            1,847

Santa Ana Housing Auth., Multi-Family Villa
5.65%, 11/1/21 (Tender 11/1/06) #                         1,000            1,015

Santa Clara County Fin. Auth., 7.75%,
11/15/11 (AMBAC Insured)                                  1,000            1,283

Santa Clara Redev. Agency, 7.00%,
7/1/10 (AMBAC Insured)                                    3,000            3,497

Santa Clara Valley Transportation Auth.,
5.50%, 4/1/36 (Tender 10/2/06) (AMBAC Insured)            1,000            1,076

Solano County, COP, 5.25%, 11/1/24 (MBIA Insured)         2,500            2,636

South Orange County PFA, 7.00%,
9/1/07 (MBIA Insured)                                     2,000            2,287

Southern California Public Power Auth.

    6.75%, 7/1/10                                         2,100            2,475

    6.75%, 7/1/12                                         1,700            2,047

Sunnyvale, Solid Waste Disposal
5.50%, 10/1/17 (AMBAC Insured) #                          1,890            2,060

Torrance Memorial Medical Center, 6.00%, 6/1/22             500              549

Tulare County Public Fac. Corp., 6.00%, 2/15/16
(Prerefunded 2/15/06!) (MBIA Insured)                     1,000            1,085

Univ. of California Regents,
VRDN (Currently 1.33%) (MBIA Insured)                       200              200

Vernon Electric

  Malburg Generating Station

    5.30%, 4/1/26                                         1,000            1,009

    5.50%, 4/1/33                                         1,500            1,518

West Hollywood Community Dev.,

East Side Redev., 5.75%, 9/1/33                           1,000            1,021

Whittier Health Fac., Presbyterian
Intercommunity Hosp. 5.60%, 6/1/22                        2,500            2,608

Total California (Cost  $225,474)                                        241,615


PUERTO RICO  6.5%

Children's Trust Fund,
5.75%, 7/1/09 (Escrowed to Maturity)                      2,000            2,275

Puerto Rico Electric Power Auth., 5.00%, 7/1/08           3,000            3,265

Puerto Rico Ind. Tourist, Ed., Medical
& Environmental Fac.

Ascension Health, 6.375%, 11/15/15                          500              567

Puerto Rico Infrastucture Fin. Auth.
5.50%, 10/1/20 (Escrowed to Maturity)                     2,000            2,193

Puerto Rico Public Buildings Auth., GO

    4.00%, 7/1/26 (Tender 7/1/07)
    (MBIA Insured)                                        1,375            1,445

    5.50%, 7/1/24                                         1,000            1,083

Puerto Rico Public Fin. Corp.

    5.25%, 8/1/29 (Tender 2/1/12) (MBIA Insured)          4,000            4,446

    5.50%, 8/1/29                                           380              399

    5.50%, 8/1/29 (Prerefunded 2/1/12!)                   1,120            1,272

Total Puerto Rico (Cost  $16,025)                                         16,945


U. S. VIRGIN ISLANDS  0.2%

Virgin Islands PFA, Hovensa Refinery,
5.875%, 7/1/22 #                                            500              525

Total U. S. Virgin Islands (Cost  $500)                                      525


FUTURES CONTRACTS  (0.1%)

Variation margin receivable (payable) on
open futures contracts (2)                                                  (17)

Total Futures Contracts                                                     (17)

Total Investments in Securities

99.4% of Net Assets (Cost  $241,999)                                    $259,068
                                                                        --------

(2) Open Futures Contracts at August 31, 2004 were as follows:

($ 000s)
                                                         Contract     Unrealized
                                           Expiration       Value    Gain (Loss)

Short, 45 U.S. Treasury 10 year
contracts, $150 par of 6.875%
California Public Works
Bonds pledged as initial margin                  9/04    $(5,106)         $(268)

Net payments (receipts) of variation
margin to date                                                              251

Variation margin receivable (payable)
on open futures contracts                                                  $(17)
                                                                           ----


 (1) Denominated in U.S. dollars unless otherwise noted

   # Interest subject to alternative minimum tax

  ++ All or a portion of this security is pledged to cover margin requirements on futures contracts at August 31, 2004.

   ! Used in determining portfolio maturity

AMBAC AMBAC Assurance Corp.

 CDA Community Development Administration

 COP Certificates of Participation

 EFA Educational Facility Authority

FGIC Financial Guaranty Insurance Company

 FSA Financial Security Assurance Inc.

  GO General Obligation

 HFA Health Facility Authority

IDRB Industrial Development Revenue Bond

MBIA MBIA Insurance Corp.

 PCR Pollution Control Revenue

 PFA Public Finance Authority

STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future dates

VRDN Variable-Rate Demand Note

The accompanying notes are an integral part of these financial statements.

T. Rowe Price California Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                          August 31, 2004

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
(In thousands except shares and per share amounts)

Assets

Investments in securities, at value (cost $241,999)                     $259,068

Other assets                                                               3,816

Total assets                                                             262,884

Liabilities

Total liabilities                                                          2,473

NET ASSETS                                                              $260,411
                                                                        --------


Net Assets Consist of:

Undistributed net investment income (loss)                              $    150

Undistributed net realized gain (loss)                                      (43)

Net unrealized gain (loss)                                                16,818

Paid-in-capital applicable to 23,551,451 no par
value shares of beneficial interest outstanding;
unlimited number of shares authorized                                    243,486

NET ASSETS                                                              $260,411
                                                                        --------

NET ASSET VALUE PER SHARE                                               $  11.06
                                                                        --------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price California Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)
                                                                        6 Months
                                                                           Ended
                                                                         8/31/04

Investment Income (Loss)

Interest income                                                          $ 6,387

Expenses

  Investment management                                                      541

  Shareholder servicing                                                       64

  Custody and accounting                                                      57

  Prospectus and shareholder reports                                          15

  Legal and audit                                                              7

  Trustees                                                                     3

  Registration                                                                 2

  Miscellaneous                                                                3

  Total expenses                                                             692

  Expenses paid indirectly                                                   (1)

  Net expenses                                                               691

Net investment income (loss)                                               5,696

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                                 278

  Futures                                                                     89

  Net realized gain (loss)                                                   367

Change in net unrealized gain (loss)

  Securities                                                             (5,840)

  Futures                                                                  (176)

  Change in net unrealized gain (loss)                                   (6,016)

Net realized and unrealized gain (loss)                                  (5,649)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                                   $    47
                                                                         -------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price California Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)

                                                           6 Months        Year
                                                              Ended       Ended
                                                            8/31/04     2/29/04
Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)                             $  5,696    $ 11,801

  Net realized gain (loss)                                      367         918

  Change in net unrealized gain (loss)                       (6,016)      2,426

  Increase (decrease) in net assets from operations              47      15,145

Distributions to shareholders

  Net investment income                                      (5,684)    (11,773)

  Net realized gain                                               -        (240)

  Decrease in net assets from distributions                  (5,684)    (12,013)

Capital share transactions *

  Shares sold                                                14,266      38,342

  Distributions reinvested                                    3,596       7,671

  Shares redeemed                                           (22,255)    (54,007)

  Increase (decrease) in net assets from capital
  share transactions                                         (4,393)     (7,994)

Net Assets

Increase (decrease) during period                           (10,030)     (4,862)

Beginning of period                                         270,441     275,303

End of period                                              $260,411    $270,441
                                                           --------    --------

(Including undistributed net investment income of $150 at 8/31/04 and $138 at 2/29/04)

*Share information

  Shares sold                                                 1,301       3,451

  Distributions reinvested                                      329         690

  Shares redeemed                                            (2,044)     (4,873)

  Increase (decrease) in shares outstanding                    (414)       (732)


The accompanying notes are an integral part of these financial statements.

T. Rowe Price California Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                          August 31, 2004

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price California Tax-Free Income Trust, Inc. (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The California Tax-Free Bond Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the trust and commenced operations on September 15, 1986. The fund seeks to provide the highest level of income, consistent with prudent portfolio management, exempt from federal and California state income taxes, by investing primarily in investment-grade California municipal bonds.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Options on futures contracts are valued at the last sale price. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Credits
The fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits, which are reflected as expenses paid indirectly.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unsettled variation margin on futures contracts are included in investments in securities, and any unrealized gains and losses are included in the change in net unrealized gain or loss in the accompanying financial statements. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared on a daily basis and paid monthly. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
During the six months ended August 31, 2004, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and interest rates.

Options
Call and put options on futures contracts give the holder the right to purchase or sell, respectively, a particular futures contract at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in underlying futures prices.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $46,877,000 and $48,391,000, respectively, for the six months ended August 31, 2004.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of August 31, 2004.

At August 31, 2004, the cost of investments for federal income tax purposes was $241,850,000. Net unrealized gain aggregated $16,967,000 at period-end, of which $17,484,000 related to appreciated investments and $517,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.10% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At August 31, 2004, the effective annual group fee rate was 0.31%, and investment management fee payable totaled $91,000.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price

Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. For the six months ended August 31, 2004, expenses incurred pursuant to these service agreements were $32,000 for Price Associates and $45,000 for T. Rowe Price Services, Inc. At period-end, a total of $13,000 of these expenses was payable.

T. Rowe Price California Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report

Information on Proxy Voting Policies, Procedures, and Records
--------------------------------------------------------------------------------

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund's Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC's Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words "Company Info" at the top of our homepage for individual investors. Then, in the window that appears, click on the "Proxy Voting Policy" navigation button in the top left corner.

Each fund's most recent annual proxy voting record is available on our Web site and through the SEC's Web site. To access it through our Web site, follow the directions above, then click on the words "Proxy Voting Record" at the bottom of the Proxy Voting Policy page.

How to Obtain Quarterly Portfolio Holdings
--------------------------------------------------------------------------------

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available electronically on the SEC's Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC's Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330. The Form N-Q is also available on our Web site (troweprice.com).

Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


T. Rowe Price California Tax-Free Income Trust


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 15, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 15, 2004



By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     October 15, 2004